Sensitivites - Narrative (Details) - WPD £ in Millions	Mar. 31, 2022 GBP (£)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, reasonably possible change in actuarial assumption	0.20%
Sensitivity analysis, actuarial assumption after reasonably possible change	5.40%
Actuarial assumption of discount rates | Decrease that would lead to an impairment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, reasonably possible change in actuarial assumption	0.50%
Sensitivity analysis, actuarial assumption after reasonably possible change	5.70%
Estimated value-in-use lower than carrying amount, goodwill	£ 1,033
Actuarial assumption of terminal growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, actuarial assumption after reasonably possible change	2.00%